Lockwell Small Cap Value Fund (Prospectus Summary) | Lockwell Small Cap Value Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Lockwell Small Cap Value Fund (the "Fund") is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Lockwell Small Cap Value Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%
Service Fee (for shares redeemed by wire)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Lockwell Small Cap Value Fund Institutional Class
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		8.63%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		9.64%
Fee Waiver	[2]	(8.53%)
Total Annual Fund Operating Expenses After Fee Waiver		1.11%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Lockwell Investments, LLC, the Fund's investment adviser ("Lockwell"), and the Fund, Lockwell has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.10% of the Fund's average daily net assets. Lockwell is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Lockwell or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Lockwell Small Cap Value Fund Institutional Class	113	2,024	3,762	7,449

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During its most recent fiscal year, the Fund had a portfolio turnover rate of 92% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities of small-capitalization companies traded on U.S. exchanges. For purposes of the 80% policy, net assets include any borrowings for investment purposes. Lockwell selects equity securities of companies it believes are undervalued relative to the market or in comparison to similar companies. The Fund may also invest up to 20% of its total assets in real estate investment trusts ("REITs") and up to 25% of its total assets in equity securities of foreign companies, including American
Depositary Receipts ("ADRs"). Lockwell defines a small capitalization company as any company with a market capitalization no larger than the largest company included in the Russell 2000® Value Index at the time of initial investment.
As of September 30, 2012, the largest market capitalization of a company in the
Russell 2000® Value Index was $3.8 billion and the weighted average market capitalization was $1.1 billion. Lockwell primarily purchases securities of companies with market capitalizations between $100 million to $2 billion at the time of purchase.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Small-Capitalization Company Risks. Small-capitalization companies are often more volatile, less liquid and are more susceptible to market pressures than larger companies.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Value Investing Risks. Lockwell invests in companies that it believes are undervalued. Such companies may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

REIT Risks. A REIT's share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates and how well the underlying properties owned by the REIT are managed. The returns from
REITs may trail returns from the overall market. Additionally, there is a risk that a REIT will fail to qualify for favorable tax treatment.

Foreign Securities and ADR Risks. Investments in securities of foreign companies and ADRs involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.
Performance.
Performance information for the Fund is not included because the Fund does not have returns for one full calendar year. Updated performance data is available on Lockwell's website at www.lockwellinv.com or by calling toll-free to
1-888-825-2100.